Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Stock-Based Compensation Plans
Effect on net income	$ 20,907	$ 19,962	$ 16,480
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	1,608	1,407	1,128
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	6,802	6,440	5,197
Research and development
Stock-Based Compensation Plans
Effect on net income	2,898	2,744	2,138
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 9,599	$ 9,371	$ 8,017